Note 13 - Inventories (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net write-downs (reversals of write-downs) of inventories	$ 0.4	$ 3.0